Trade and other receivables - Schedule of average expected loss rates and balances (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	£ 4,332	£ 3,052
Accrued income
Disclosure of financial assets [line items]
Expected credit loss rate	3.00%	3.00%
Trade receivables	£ 533	£ 462
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,437	£ 2,325
0 – 30 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	3.00%	3.00%
Trade receivables	£ 822	£ 838
30 – 60 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	14.00%	13.00%
Trade receivables	£ 219	£ 235
60 – 90 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	21.00%	23.00%
Trade receivables	£ 125	£ 139
3 – 6 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	27.00%	32.00%
Trade receivables	£ 173	£ 189
6 – 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	34.00%	43.00%
Trade receivables	£ 191	£ 178
Over 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	73.00%	88.00%
Trade receivables	£ 374	£ 284